Pruco Life Insurance Company	Christopher J. Madin
Vice President and Corporate Counsel

280 Trumbull Street
Hartford, CT 06103
(860) 534-6087
christopher.madin@prudential.com

May 1, 2020

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Pruco Life Variable Universal Account (Registration No. 333-112808)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 48; and (ii) that the text of Post-Effective Amendment No. 48 was filed electronically on April 7, 2020 (Accession No. 0000851693-20-000015).

/s/ Christopher J. Madin
Christopher J. Madin
Vice President and Corporate Counsel
Pruco Life Insurance Company
via EDGAR